CONSTRUCTION IN PROGRESS (Details) - USD ($)	Aug. 31, 2016	May 31, 2016	May 31, 2015
Construction In Progress [Abstract]
Construction in Progress, Gross	$ 118,239	$ 106,726	$ 0